Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023		Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 9,047	$ 10,616		$ 9,124				$ 8,989
Interest-bearing deposits with banks	71,752	106,323		41,171				68,374
Cash and cash equivalents	80,799	116,939		50,295		$ 92,815		77,363	$ 228,704	$ 83,747
Securities available-for-sale, at fair value	1,252,190	1,362,785		1,371,757				1,605,681
Restricted stock, at cost	3,914	9,129		16,443				12,079
Loans held-for-sale, at fair value	456	360		0				1,249
Loans	2,000,969	1,951,738		1,887,221				1,745,073
Allowance for credit losses	(25,919)	(25,704)	[1]	(21,039)	[1]	(23,362)	$ (29,061)	(31,709)
Loans, net	1,975,050	1,926,034		1,866,182				1,713,364
Premises and equipment, net	56,183	55,157		53,170				36,875
Accrued interest receivable	14,781	15,158		15,481				15,253
Company-owned life insurance	93,625	93,053		92,487				91,062
Other assets	92,228	92,571		97,083				68,817
Total Assets	3,569,226	3,671,186		3,562,898				3,621,743
Liabilities
Non-interest-bearing deposits	876,396	906,723		960,692				930,847
Interest-bearing deposits	2,128,867	2,125,668		1,959,708				2,002,570
Total deposits	3,005,263	3,032,391		2,920,400				2,933,417
Borrowed funds	249,000	321,700		343,100				275,000
Accrued interest and other liabilities	24,891	27,312		25,945				23,699
Total Liabilities	3,279,154	3,381,403		3,289,445				3,232,116
Commitments and contingent liabilities (see Note 10)
Shareholders’ Equity
Preferred Stock, $1.00 par value per share; 2,000,000 shares authorized; no shares issued or outstanding	0	0		0				0
Common Stock	4,000	4,000		4,000				4,000
Additional paid-in capital	13,208	12,686		12,282				10,374
Retained earnings	426,625	424,532		424,391				396,120
Accumulated other comprehensive income (loss)	(126,177)	(123,809)		(139,495)				6,955
Treasury stock	(27,584)	(27,626)		(27,725)				(27,822)
Total Shareholders’ Equity	290,072	289,783		273,453		$ 291,138	$ 330,910	389,627	$ 384,877	$ 353,528
Total Liabilities and Shareholders’ Equity	$ 3,569,226	$ 3,671,186		$ 3,562,898				$ 3,621,743

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.